Loss Per Share (Details) - Schedule of basic and diluted net income (loss) per ordinary share (Parentheticals)	12 Months Ended
	Jun. 30, 2022 ¥ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 ¥ / shares	Jun. 30, 2020 ¥ / shares
Schedule of basic and diluted net income loss per ordinary share [Abstract]
Basic & diluted net loss per ordinary share | (per share)	¥ (0.671)	$ (0.100)	¥ (0.513)	¥ (0.364)